CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 361,381	$ 364,114
Accounts receivable, net	490,558	400,667
Prepaid expenses and other current assets	108,753	88,600
Total current assets	960,692	853,381
Property and equipment, net	799,194	753,279
Investments in joint ventures	27,527	25,582
Goodwill	2,554,987	2,548,447
Finite lived intangible assets, net	683,205	775,437
Deferred income taxes	31,817	95,285
Other assets, net	591,942	673,159
Total assets	5,649,364	5,724,570
Current liabilities
Accounts payable	162,755	168,576
Accrued compensation and related benefits	112,343	102,037
Accrued subscriber incentives	271,200	216,011
Deferred revenues	110,532	187,108
Other accrued liabilities	198,353	222,879
Current portion of debt	57,138	169,246
Tax Receivable Agreement	59,826	100,501
Total current liabilities	972,147	1,166,358
Deferred income taxes	99,801	88,957
Other noncurrent liabilities	480,185	567,359
Long-term debt	3,398,731	3,276,281
Commitments and contingencies (Note 15)
Stockholders’ equity
Common stock: $0.01 par value; 450,000,000 authorized shares; 289,137,901 and 285,461,125 shares issued, 274,342,175 and 276,949,802 shares outstanding at December 31, 2017 and 2016, respectively	2,891	2,854
Additional paid-in capital	2,174,187	2,105,843
Treasury stock, at cost, 14,795,726 and 8,511,323 shares at December 31, 2017 and 2016 respectively	(341,846)	(221,746)
Retained deficit	(1,053,446)	(1,141,116)
Accumulated other comprehensive loss	(88,484)	(122,799)
Noncontrolling interest	5,198	2,579
Total stockholders’ equity	698,500	625,615
Total liabilities and stockholders’ equity	5,649,364	5,724,570
Customer relationships
Current assets
Finite lived intangible assets, net	351,034	387,632
Other intangible assets
Current assets
Finite lived intangible assets, net	$ 332,171	$ 387,805